LVIP Franklin Templeton Multi-Asset Opportunities Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.08%
Equity Funds–46.89%
✧Franklin Growth Fund	33,661	$ 4,659,772
✧Franklin Growth Opportunities Fund– Franklin Growth Opportunities Fund	19,583	1,147,152
✢Franklin Templeton Variable Insurance Products Trust-
Franklin Rising Dividends VIP Fund	203,123	6,384,157
Franklin Small Cap Value VIP Fund	223,268	4,061,242
iShares Core S&P 500 ETF	4,976	1,979,553
		18,231,876
Fixed Income Funds–36.86%
✧Franklin Total Return Fund	283,040	2,804,926
iShares Core U.S. Aggregate Bond ETF	69,103	7,865,994
iShares iBoxx $ High Yield Corporate Bond ETF	8,780	765,440
iShares Intermediate-Term Corporate Bond ETF	36,143	2,140,750
iShares TIPS Bond ETF	6,000	753,000
		14,330,110
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–12.50%
✧Franklin Mutual Global Discovery Fund	153,439	$ 4,860,944
		4,860,944
International Equity Fund–2.95%
iShares Core MSCI EAFE ETF	15,930	1,147,757
		1,147,757
Money Market Fund–0.88%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.04%)	340,137	340,137
		340,137
Total Investment Companies (Cost $33,396,532)		38,910,824

TOTAL INVESTMENTS–100.08% (Cost $33,396,532)	38,910,824
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(31,180)
NET ASSETS APPLICABLE TO 3,122,742 SHARES OUTSTANDING–100.00%	$38,879,644

✧ Class R-6 shares.
✢ Class 1 shares.

Summary of Abbreviations:
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP Franklin Templeton Multi-Asset Opportunities Fund–1

LVIP Franklin Templeton Multi-Asset Opportunities Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Franklin Templeton Multi-Asset Opportunities Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”) that are advised by unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.
 Investments in government money market funds have a stable NAV.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$38,910,824	$—	$—	$38,910,824
There were no Level 3 investments at the beginning or end of the period.
LVIP Franklin Templeton Multi-Asset Opportunities Fund–2